Income Taxes - PRC statutory income tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Income Taxes
Income before income tax expense	¥ 324,447	$ 50,249	¥ 295,751	¥ 156,914
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at PRC statutory income tax rate	¥ (81,112)	$ (12,562)	¥ (73,938)	¥ (39,229)
Impact of different tax rates in other jurisdictions	(969)	(150)	(1,100)	(3,823)
Preferential tax treatments and tax holiday effects	1,110	172	(73)	43
Super deduction of qualified R&D expenditures	173	27	13	2
Expenses not deductible (including expenses accrued for share-based compensation amounting to RMB(92) (reversed), RMB5,487 and RMB1,835 for the years ended June 30, 2020, 2021 and 2022, respectively)	(3,011)	(468)	(9,737)	(5,621)
Valuation allowance on deferred tax assets	(4,769)	(738)	(3,259)	(2,135)
Income tax expense	(88,578)	$ (13,719)	(88,094)	(50,763)
Expenses accrued (reversal) for share-based compensation	¥ 1,835		¥ 5,487	¥ 92